Fair Value Measurements (Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		$ 367	$ 707
Risk Management Assets, Long-term		11	65
Risk Management Liabilities, Current		16	20
Risk Management Liabilities, Long-term		9	7
Guarantor Obligations, Current Carrying Value		29
Accounts receivable and accrued revenues		645	1,307
Accounts payable and accrued liabilities		1,311	2,243
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		394	718
Risk Management Assets, Long-term		11	67
Risk Management Liabilities, Current		43	31
Risk Management Liabilities, Long-term		9	9
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		367	707
Risk Management Assets, Long-term		11	65
Risk Management Liabilities, Current		16	20
Risk Management Liabilities, Long-term		9	7
Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Liability	[1]	(27)	(11)
Other Noncurrent Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Liability	[1]		(2)
Accounts Payable and Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		6
Accounts Payable and Accrued Liabilities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		6
Accounts Payable and Accrued Liabilities [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		6
Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Asset	[1]	(27)	(11)
Other Noncurrent Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		23
Derivative Liability, Fair Value, Gross Asset	[1]		(2)
Other Noncurrent Liabilities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		23
Other Noncurrent Liabilities [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		23
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		1
Risk Management Liabilities, Current			6
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		356	718
Risk Management Assets, Long-term		11	67
Risk Management Liabilities, Current		31	14
Risk Management Liabilities, Long-term			2
Level 2 [Member] | Accounts Payable and Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		6
Level 2 [Member] | Other Noncurrent Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantor Obligations, Current Carrying Value		23
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk Management Assets, Current		37
Risk Management Liabilities, Current		12	11
Risk Management Liabilities, Long-term		$ 9	$ 7

[1]	Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.